Quarterly Holdings Report
for
VIP Stock Selector Portfolio
September 30, 2025
VSACI-NPRT3-1125
1.9904323.103
Common Stocks - 98.4%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Aptiv PLC	40,500	3,491,910
BELGIUM - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
UCB SA	45,000	12,415,579
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Wheaton Precious Metals Corp (United States)	21,300	2,382,192
CANADA - 1.2%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc (b)	75,100	4,817,797
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc	46,800	2,496,874
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Athabasca Oil Corp (c)	1,230,700	5,889,532
Cameco Corp (United States)	21,200	1,777,832
Imperial Oil Ltd	146,600	13,292,703
MEG Energy Corp	537,700	10,849,046
Meren Energy Inc	964,900	1,275,717
South Bow Corp (b)	70,700	2,000,550
		35,085,380
Financials - 0.2%
Insurance - 0.2%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	5,205	9,106,225
Health Care - 0.1%
Biotechnology - 0.1%
Xenon Pharmaceuticals Inc (c)	80,000	3,212,000
Materials - 0.0%
Chemicals - 0.0%
Nutrien Ltd (United States)	22,000	1,291,620
TOTAL CANADA		56,009,896
DENMARK - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Ascendis Pharma A/S ADR (c)	42,500	8,449,425
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (c)	36,300	1,261,425
FRANCE - 0.2%
Financials - 0.1%
Banks - 0.1%
BNP Paribas SA	54,100	4,911,700
Health Care - 0.1%
Life Sciences Tools & Services - 0.1%
Sartorius Stedim Biotech	16,000	3,231,925
TOTAL FRANCE		8,143,625
GERMANY - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
BioNTech SE ADR (c)	28,500	2,810,670
GREECE - 0.1%
Financials - 0.1%
Banks - 0.1%
Piraeus Financial Holdings SA	626,200	5,319,081
INDIA - 0.1%
Financials - 0.1%
Banks - 0.1%
HDFC Bank Ltd/Gandhinagar ADR	114,600	3,914,736
IRELAND - 0.2%
Financials - 0.2%
Banks - 0.2%
Bank of Ireland Group PLC	546,800	8,997,217
Information Technology - 0.0%
IT Services - 0.0%
Accenture PLC Class A	2,200	542,520
TOTAL IRELAND		9,539,737
ISRAEL - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Etoro Group Ltd Class A	29,000	1,196,830
KOREA (SOUTH) - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
SK Hynix Inc	92,740	22,946,783
NETHERLANDS - 0.7%
Health Care - 0.4%
Biotechnology - 0.4%
Argenx SE ADR (c)	18,000	13,276,080
Merus NV (c)	50,000	4,707,500
		17,983,580
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
NXP Semiconductors NV	63,377	14,432,844
TOTAL NETHERLANDS		32,416,424
PORTUGAL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	82,100	1,551,871
PUERTO RICO - 0.3%
Financials - 0.3%
Banks - 0.3%
Popular Inc	105,400	13,386,854
SPAIN - 0.2%
Financials - 0.2%
Banks - 0.2%
Banco Santander SA	912,600	9,577,115
SWITZERLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
On Holding AG Class A (c)	20,700	876,645
TAIWAN - 1.4%
Information Technology - 1.4%
Electronic Equipment, Instruments & Components - 0.2%
Chroma ATE Inc	151,000	2,869,535
Delta Electronics Inc	299,000	8,380,793
		11,250,328
Semiconductors & Semiconductor Equipment - 1.2%
Jentech Precision Industrial Co Ltd	52,000	4,113,168
Taiwan Semiconductor Manufacturing Co Ltd ADR	170,364	47,580,962
		51,694,130
Technology Hardware, Storage & Peripherals - 0.0%
Asia Vital Components Co Ltd	48,000	1,545,490
TOTAL TAIWAN		64,489,948
UNITED KINGDOM - 0.5%
Consumer Staples - 0.3%
Beverages - 0.1%
Diageo PLC	207,656	4,968,728
Food Products - 0.0%
Nomad Foods Ltd	91,182	1,199,043
Tobacco - 0.2%
British American Tobacco PLC ADR	106,300	5,642,404
TOTAL CONSUMER STAPLES		11,810,175

Financials - 0.2%
Insurance - 0.2%
Beazley PLC	440,050	5,367,837
Hiscox Ltd	296,500	5,459,063
		10,826,900
TOTAL UNITED KINGDOM		22,637,075
UNITED STATES - 92.2%
Communication Services - 10.9%
Diversified Telecommunication Services - 0.1%
AT&T Inc	108,100	3,052,744
Entertainment - 1.8%
Liberty Media Corp-Liberty Formula One Class C (c)	21,100	2,203,895
Live Nation Entertainment Inc (c)	49,400	8,071,960
Netflix Inc (c)	23,300	27,934,836
ROBLOX Corp Class A (c)	54,600	7,563,192
Roku Inc Class A (c)	37,440	3,748,867
Take-Two Interactive Software Inc (c)	28,800	7,440,768
TKO Group Holdings Inc Class A	17,000	3,433,320
Walt Disney Co/The	154,800	17,724,600
Warner Bros Discovery Inc (c)	301,500	5,888,295
		84,009,733
Interactive Media & Services - 8.7%
Alphabet Inc Class A	1,066,712	259,317,687
Meta Platforms Inc Class A	184,700	135,639,986
Reddit Inc Class A (c)	18,400	4,231,816
		399,189,489
Media - 0.2%
Charter Communications Inc Class A (c)	7,400	2,035,777
Magnite Inc (c)	257,800	5,614,884
Paramount Skydance Corp Class B	57,300	1,084,116
Trade Desk Inc (The) Class A (c)	26,100	1,279,161
		10,013,938
Wireless Telecommunication Services - 0.1%
T-Mobile US Inc	12,900	3,088,002
TOTAL COMMUNICATION SERVICES		499,353,906

Consumer Discretionary - 10.0%
Automobiles - 1.9%
Tesla Inc (c)	198,763	88,393,881
Broadline Retail - 4.2%
Amazon.com Inc (c)	874,136	191,934,042
Etsy Inc (c)	27,600	1,832,364
		193,766,406
Distributors - 0.1%
LKQ Corp	77,500	2,366,849
Diversified Consumer Services - 0.1%
Service Corp International/US	61,100	5,084,742
Hotels, Restaurants & Leisure - 1.4%
Airbnb Inc Class A (c)	61,000	7,406,620
Booking Holdings Inc	1,212	6,543,915
Chipotle Mexican Grill Inc (c)	93,700	3,672,103
Churchill Downs Inc	50,130	4,863,111
Domino's Pizza Inc	10,854	4,685,780
DraftKings Inc Class A (c)	136,400	5,101,360
Dutch Bros Inc Class A (c)	34,300	1,795,262
Marriott International Inc/MD Class A1	45,095	11,744,543
McDonald's Corp	8,300	2,522,287
Starbucks Corp	29,700	2,512,620
Wyndham Hotels & Resorts Inc	43,900	3,507,610
Yum! Brands Inc	50,800	7,721,600
		62,076,811
Household Durables - 0.2%
PulteGroup Inc	59,200	7,822,096
Somnigroup International Inc	33,700	2,841,921
		10,664,017
Specialty Retail - 1.7%
Dick's Sporting Goods Inc	15,600	3,466,632
Floor & Decor Holdings Inc Class A (c)	44,300	3,264,910
Home Depot Inc/The	38,824	15,731,097
Lowe's Cos Inc	141,289	35,507,339
Ross Stores Inc	101,000	15,391,390
TJX Cos Inc/The	18,020	2,604,610
		75,965,978
Textiles, Apparel & Luxury Goods - 0.4%
NIKE Inc Class B	149,169	10,401,555
PVH Corp	64,040	5,364,631
Tapestry Inc	34,597	3,917,072
		19,683,258
TOTAL CONSUMER DISCRETIONARY		458,001,942

Consumer Staples - 4.6%
Beverages - 1.5%
Boston Beer Co Inc/The Class A (c)	24,300	5,137,506
Brown-Forman Corp Class B	15,100	408,908
Coca-Cola Co/The	429,500	28,484,440
Constellation Brands Inc Class A	44,885	6,044,663
Keurig Dr Pepper Inc	660,500	16,849,355
Monster Beverage Corp (c)	43,800	2,948,178
PepsiCo Inc	53,000	7,443,320
Primo Brands Corp Class A	35,500	784,550
		68,100,920
Consumer Staples Distribution & Retail - 1.2%
Albertsons Cos Inc Class A	284,200	4,976,342
BJ's Wholesale Club Holdings Inc (c)	12,200	1,137,650
Costco Wholesale Corp	15,300	14,162,139
Dollar Tree Inc (c)	6,000	566,220
Kroger Co/The	36,500	2,460,465
Target Corp	79,135	7,098,410
US Foods Holding Corp (c)	21,900	1,677,978
Walmart Inc	209,700	21,611,682
		53,690,886
Food Products - 0.7%
Bunge Global SA	114,400	9,295,000
Freshpet Inc (c)	47,700	2,628,747
JM Smucker Co	28,900	3,138,540
Lamb Weston Holdings Inc	60,500	3,513,840
Mondelez International Inc	110,700	6,915,429
TreeHouse Foods Inc (c)	236,126	4,772,106
		30,263,662
Household Products - 0.8%
Energizer Holdings Inc	343,075	8,539,137
Procter & Gamble Co/The	177,300	27,242,145
Reynolds Consumer Products Inc	83,600	2,045,692
		37,826,974
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	33,300	2,934,396
Kenvue Inc	336,100	5,454,903
		8,389,299
Tobacco - 0.3%
Philip Morris International Inc	77,000	12,489,400
TOTAL CONSUMER STAPLES		210,761,141

Energy - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Chevron Corp	56,500	8,773,885
ConocoPhillips	117,300	11,095,407
Excelerate Energy Inc Class A	5,400	136,026
Expand Energy Corp	25,495	2,708,589
Exxon Mobil Corp	412,200	46,475,550
Marathon Petroleum Corp	27,500	5,300,350
Murphy Oil Corp	48,100	1,366,521
Shell PLC ADR	145,300	10,393,309
Valero Energy Corp	62,100	10,573,146
		96,822,783
Financials - 11.8%
Banks - 4.5%
Bancorp Inc/The (c)	209,300	15,674,477
Bank of America Corp	1,021,612	52,704,963
Citigroup Inc	253,000	25,679,500
Comerica Inc	99,700	6,831,444
First Horizon Corp	294,400	6,656,384
JPMorgan Chase & Co	63,618	20,067,026
KeyCorp	270,910	5,063,308
M&T Bank Corp	34,461	6,810,183
Synovus Financial Corp	79,200	3,887,136
Truist Financial Corp	44,600	2,039,112
US Bancorp	431,200	20,839,896
Wells Fargo & Co	455,347	38,167,186
		204,420,615
Capital Markets - 2.9%
Bank of New York Mellon Corp/The	123,364	13,441,741
Blackrock Inc	23,600	27,514,532
Cboe Global Markets Inc	26,975	6,615,619
Charles Schwab Corp/The	249,000	23,772,030
Intercontinental Exchange Inc	96,800	16,308,864
KKR & Co Inc Class A	86,805	11,280,310
MarketAxess Holdings Inc	47,417	8,262,412
Northern Trust Corp	64,800	8,722,080
State Street Corp	88,000	10,208,880
Tradeweb Markets Inc Class A	16,600	1,842,268
Virtu Financial Inc Class A	122,247	4,339,769
		132,308,505
Consumer Finance - 0.0%
SLM Corp	123,336	3,413,940
Financial Services - 2.1%
Affirm Holdings Inc Class A (c)	24,831	1,814,649
Apollo Global Management Inc	101,835	13,571,550
Berkshire Hathaway Inc Class A (c)	10	7,542,000
Block Inc Class A (c)	16,841	1,217,099
Fiserv Inc (c)	23,612	3,044,295
Mastercard Inc Class A	108,600	61,772,767
UWM Holdings Corp Class A (b)	545,000	3,319,050
Voya Financial Inc	24,000	1,795,200
		94,076,610
Insurance - 2.3%
American Financial Group Inc/OH	47,100	6,863,412
Arthur J Gallagher & Co	39,664	12,285,527
Baldwin Insurance Group Inc/The Class A (c)	88,600	2,499,406
Brighthouse Financial Inc (c)	56,100	2,977,788
Chubb Ltd	77,368	21,837,118
Hartford Insurance Group Inc/The	99,381	13,256,432
Marsh & McLennan Cos Inc	71,151	14,339,061
Travelers Companies Inc/The	59,733	16,678,648
Unum Group	69,440	5,401,043
Willis Towers Watson PLC	27,628	9,544,093
		105,682,528
TOTAL FINANCIALS		539,902,198

Health Care - 7.6%
Biotechnology - 1.9%
AbbVie Inc	92,000	21,301,680
Alnylam Pharmaceuticals Inc (c)	25,000	11,400,000
Avidity Biosciences Inc (c)	62,000	2,701,340
CG oncology Inc (c)	5,800	233,624
Cogent Biosciences Inc (c)	180,000	2,584,800
Cytokinetics Inc (c)	50,000	2,748,000
Disc Medicine Inc (c)	46,000	3,039,680
Exact Sciences Corp (c)	167,000	9,136,570
Gilead Sciences Inc	86,000	9,546,000
Janux Therapeutics Inc (c)	69,000	1,686,360
Legend Biotech Corp ADR (c)	254,000	8,282,940
Nurix Therapeutics Inc (c)	150,000	1,386,000
Nuvalent Inc Class A (c)	40,000	3,459,200
Oruka Therapeutics Inc (c)	65,000	1,249,950
Soleno Therapeutics Inc (c)	43,500	2,940,600
Ultragenyx Pharmaceutical Inc (c)	36,000	1,082,880
Vaxcyte Inc (c)	60,000	2,161,200
Veracyte Inc (c)	95,000	3,261,350
Viking Therapeutics Inc (b)(c)	32,000	840,960
		89,043,134
Health Care Equipment & Supplies - 2.3%
Boston Scientific Corp (c)	326,000	31,827,380
Edwards Lifesciences Corp (c)	135,000	10,498,950
Inspire Medical Systems Inc (c)	12,800	949,760
Insulet Corp (c)	35,000	10,805,550
Intuitive Surgical Inc (c)	10,000	4,472,300
Kestra Medical Technologies Ltd	75,600	1,796,256
Masimo Corp (c)	100,000	14,755,000
Medical Microinstruments Inc/Italy warrants 2/16/2031 (c)(d)(e)	1,141	13,840
Penumbra Inc (c)	69,000	17,479,080
Stryker Corp	29,500	10,905,265
		103,503,381
Health Care Providers & Services - 1.3%
agilon health Inc (c)	500,000	515,000
BrightSpring Health Services Inc (c)	254,000	7,508,240
Cencora Inc	31,800	9,938,454
Cigna Group/The	7,600	2,190,700
CVS Health Corp	167,000	12,590,130
LifeStance Health Group Inc (c)	200,000	1,100,000
Molina Healthcare Inc (c)	11,500	2,200,640
Privia Health Group Inc (c)	165,000	4,108,500
Surgery Partners Inc (c)	121,800	2,635,752
UnitedHealth Group Inc	42,000	14,502,600
		57,290,016
Health Care Technology - 0.2%
Evolent Health Inc Class A (c)	128,000	1,082,880
Phreesia Inc (c)	67,000	1,575,840
Veeva Systems Inc Class A (c)	26,000	7,745,660
		10,404,380
Life Sciences Tools & Services - 1.0%
10X Genomics Inc Class A (c)	128,000	1,496,320
Danaher Corp	125,000	24,782,500
IQVIA Holdings Inc (c)	36,000	6,837,840
Repligen Corp (c)	30,000	4,010,100
Thermo Fisher Scientific Inc	21,500	10,427,930
		47,554,690
Pharmaceuticals - 0.9%
Crinetics Pharmaceuticals Inc (c)	100,400	4,181,660
Eli Lilly & Co	35,000	26,705,000
Merck & Co Inc	26,000	2,182,180
Royalty Pharma PLC Class A	145,000	5,115,600
WaVe Life Sciences Ltd (c)	118,000	863,760
		39,048,200
TOTAL HEALTH CARE		346,843,801

Industrials - 8.2%
Aerospace & Defense - 2.8%
Boeing Co (c)	102,590	22,142,000
GE Aerospace	139,500	41,964,390
Howmet Aerospace Inc	94,200	18,484,866
Lockheed Martin Corp	27,800	13,878,038
Northrop Grumman Corp	17,300	10,541,236
RTX Corp	41,400	6,927,462
TransDigm Group Inc	10,400	13,707,408
		127,645,400
Building Products - 0.7%
Trane Technologies PLC	77,400	32,659,704
Commercial Services & Supplies - 0.4%
Cintas Corp	42,200	8,661,972
Republic Services Inc	36,600	8,398,968
		17,060,940
Construction & Engineering - 0.2%
Quanta Services Inc	28,700	11,893,854
Electrical Equipment - 1.2%
AMETEK Inc	83,900	15,773,200
Eaton Corp PLC	37,900	14,184,075
GE Vernova Inc	39,075	24,027,218
		53,984,493
Ground Transportation - 0.8%
CSX Corp	183,100	6,501,881
Old Dominion Freight Line Inc	45,400	6,391,412
Uber Technologies Inc (c)	195,800	19,182,526
Union Pacific Corp	19,700	4,656,489
		36,732,308
Machinery - 1.7%
Caterpillar Inc	16,600	7,920,690
Cummins Inc	33,400	14,107,158
Deere & Co	6,600	3,017,916
Dover Corp	50,500	8,424,915
Ingersoll Rand Inc	111,200	9,187,344
Parker-Hannifin Corp	35,000	26,535,250
Westinghouse Air Brake Technologies Corp	39,100	7,838,377
		77,031,650
Professional Services - 0.1%
Verisk Analytics Inc	29,200	7,344,091
Trading Companies & Distributors - 0.3%
Fastenal Co	154,200	7,561,968
United Rentals Inc	5,000	4,773,300
		12,335,268
TOTAL INDUSTRIALS		376,687,708

Information Technology - 31.3%
Communications Equipment - 1.5%
Arista Networks Inc	204,137	29,744,802
Cisco Systems Inc	517,205	35,387,166
Motorola Solutions Inc	9,600	4,389,984
		69,521,952
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp Class A	97,647	12,083,816
Semiconductors & Semiconductor Equipment - 12.9%
Advanced Micro Devices Inc (c)	6,100	986,919
Analog Devices Inc	71,000	17,444,700
Astera Labs Inc (c)	1,900	372,020
Broadcom Inc	338,087	111,538,282
First Solar Inc (c)	7,900	1,742,187
Marvell Technology Inc	200,200	16,830,814
Micron Technology Inc	227,558	38,075,005
NVIDIA Corp	2,175,250	405,858,146
		592,848,073
Software - 9.4%
BitMine Immersion Technologies Inc (c)	7,100	368,702
Cadence Design Systems Inc (c)	47,357	16,634,620
Datadog Inc Class A (c)	90,053	12,823,547
Figma Inc Class A	7,400	383,838
HubSpot Inc (c)	1,696	793,389
Microsoft Corp	694,057	359,486,823
OpenAI Global LLC rights (c)(d)(e)	403,380	834,997
OpenAI Global LLC rights (c)(d)(e)	71,500	97,955
Oracle Corp	31,766	8,933,870
Palantir Technologies Inc Class A (c)	63,699	11,619,972
Servicenow Inc (c)	1,492	1,373,058
Synopsys Inc (c)	30,100	14,851,039
		428,201,810
Technology Hardware, Storage & Peripherals - 7.2%
Apple Inc	1,295,130	329,778,952
TOTAL INFORMATION TECHNOLOGY		1,432,434,603

Materials - 1.6%
Chemicals - 1.1%
Air Products and Chemicals Inc	17,800	4,854,416
Balchem Corp	8,300	1,245,498
Chemours Co/The (b)	41,800	662,112
Corteva Inc	68,300	4,619,129
Ecolab Inc	32,000	8,763,520
Element Solutions Inc	49,100	1,235,847
Linde PLC	39,100	18,572,500
LyondellBasell Industries NV Class A1	49,900	2,447,096
Mosaic Co/The	136,100	4,719,948
Olin Corp	27,000	674,730
Sherwin-Williams Co/The	10,400	3,601,104
		51,395,900
Construction Materials - 0.1%
Martin Marietta Materials Inc	7,700	4,853,156
Containers & Packaging - 0.1%
AptarGroup Inc	7,500	1,002,450
International Paper Co	83,500	3,874,400
		4,876,850
Metals & Mining - 0.3%
Freeport-McMoRan Inc	81,300	3,188,586
Newmont Corp	71,800	6,053,458
Nucor Corp	29,200	3,954,556
		13,196,600
TOTAL MATERIALS		74,322,506

Real Estate - 1.9%
Health Care REITs - 0.3%
Ventas Inc	183,600	12,850,164
Industrial REITs - 0.2%
Prologis Inc	81,885	9,377,470
Real Estate Management & Development - 0.2%
Jones Lang LaSalle Inc (c)	22,100	6,591,988
Zillow Group Inc Class C (c)	18,800	1,448,540
		8,040,528
Residential REITs - 0.2%
Camden Property Trust	74,800	7,987,144
Invitation Homes Inc	57,500	1,686,475
		9,673,619
Retail REITs - 0.2%
Acadia Realty Trust	178,100	3,588,715
Macerich Co/The	237,300	4,318,860
NNN REIT Inc	80,100	3,409,857
		11,317,432
Specialized REITs - 0.8%
American Tower Corp	69,100	13,289,312
Equinix Inc	15,050	11,787,762
Iron Mountain Inc	32,200	3,282,468
Public Storage Operating Co	23,900	6,903,515
		35,263,057
TOTAL REAL ESTATE		86,522,270

Utilities - 2.2%
Electric Utilities - 1.6%
Alliant Energy Corp	15,400	1,038,114
Constellation Energy Corp	30,978	10,193,930
Duke Energy Corp	75,300	9,318,375
Entergy Corp	61,054	5,689,622
Evergy Inc	50,300	3,823,806
Exelon Corp	136,000	6,121,360
NextEra Energy Inc	189,165	14,280,066
NRG Energy Inc	31,082	5,033,730
PG&E Corp	244,857	3,692,444
PPL Corp	113,200	4,206,512
Southern Co/The	29,646	2,809,551
Xcel Energy Inc	65,600	5,290,640
		71,498,150
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The	34,300	451,388
Talen Energy Corp (c)	1,700	723,146
Vistra Corp	36,500	7,151,080
		8,325,614
Multi-Utilities - 0.4%
Ameren Corp	44,000	4,592,720
CenterPoint Energy Inc	103,400	4,011,920
NiSource Inc	77,400	3,351,420
Sempra	88,800	7,990,224
		19,946,284
TOTAL UTILITIES		99,770,048

TOTAL UNITED STATES		4,221,422,906
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd (c)	117,700	2,662,353
TOTAL COMMON STOCKS (Cost $3,088,669,483)		4,506,903,080

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Kardium Inc/Us 10% 12/31/2026 (d)(e) (Cost $324,050)	288,577	340,145

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
ISRAEL - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
InSightec Ltd Series G (c)(d)(e)	894,646	662,038
UNITED STATES - 0.1%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Waymo LLC Series C2 (d)(e)	5,369	466,512
Financials - 0.0%
Financial Services - 0.0%
Saluda Medical Inc Series E (c)(d)(e)	75,279	301,116
Health Care - 0.1%
Biotechnology - 0.0%
Endeavor BioMedicines Inc Series C (c)(d)(e)	100,705	558,913
Health Care Equipment & Supplies - 0.1%
Kardium Inc/Us Series D-7 (d)	1,194,063	680,616
Kardium Inc/Us Series D-7 (d)(e)	261,343	148,966
Kardium Inc/Us Series D-7 (d)	54,374	31,537
Medical Microinstruments Inc/Italy Series C (c)(d)(e)	22,820	770,175
		1,631,294
TOTAL HEALTH CARE		2,190,207

Information Technology - 0.0%
Software - 0.0%
Anthropic PBC Series F (d)(e)	7,100	1,000,887
TOTAL UNITED STATES		3,958,722
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,913,669)		4,620,760

U.S. Treasury Obligations - 0.1%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/6/2025 (g)	4.18	1,640,000	1,633,403
US Treasury Bills 0% 12/11/2025 (g)	3.98	1,110,000	1,101,572
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,734,603)			2,734,975

Money Market Funds - 1.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.21	63,849,414	63,862,184
Fidelity Securities Lending Cash Central Fund (h)(i)	4.19	9,248,106	9,249,031
TOTAL MONEY MARKET FUNDS (Cost $73,111,215)			73,111,215

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $3,169,753,020)	4,587,710,175
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(9,513,909)
NET ASSETS - 100.0%	4,578,196,266

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	99	12/19/2025	33,356,813	459,983	459,983

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Level 3 security.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,195,544 or 0.1% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,107,509.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anthropic PBC Series F	8/18/2025	1,000,870

Endeavor BioMedicines Inc Series C	4/22/2024	657,060

InSightec Ltd Series G	6/17/2024	794,267

Kardium Inc/Us 10% 12/31/2026	8/2/2024	324,050

Kardium Inc/Us Series D-7	8/6/2024	126,864

Medical Microinstruments Inc/Italy Series C	2/16/2024	760,675

Medical Microinstruments Inc/Italy warrants 2/16/2031	2/16/2024	0

OpenAI Global LLC rights	8/4/2025	71,500

OpenAI Global LLC rights	9/30/2024	403,380

Saluda Medical Inc Series E	4/6/2023	607,788

Waymo LLC Series C2	10/18/2024	419,862

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	52,432,813	1,051,036,275	1,039,607,093	1,797,595	189	-	63,862,184	63,849,414	0.1%
Fidelity Securities Lending Cash Central Fund	8,553,119	75,687,047	74,991,135	5,553	-	-	9,249,031	9,248,106	0.0%
Total	60,985,932	1,126,723,322	1,114,598,228	1,803,148	189	-	73,111,215

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations and Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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